Deferred Tax Liabilities - Schedule of Movement in Deferred Tax Liabilities (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Accelerated tax depreciation
At beginning of financial year/period	RM 432,678	$ 106,676	RM 386,074
Charged to profit or loss (Note 20)	(109,944)	(27,107)	46,604
At end of financial year/period	RM 322,734	$ 79,569	RM 432,678